Transactions with non-controlling interests - Nanchang Pengai (Details) - CNY (¥)					12 Months Ended			25 Months Ended
	Jun. 01, 2019	May 31, 2019	Nov. 30, 2017	Nov. 29, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Less: consideration received from noncontrolling interest							¥ 420,000
Equity interests disposed off (as a percent)			4.00%
Proportion of ownership interest in subsidiary				83.00%				79.00%
Nanchang Pengai
Carrying amount of noncontrolling interests disposed of	¥ 161,000
Less: consideration received from noncontrolling interest	950,000
Gain on disposal within equity	¥ 1,111,000
Equity interests disposed off (as a percent)	19.00%
Proportion of ownership interest in subsidiary	51.00%	70.00%			51.00%	70.00%